CAPITAL LEASE OBLIGATIONS - Future Minimum Lease Payments under Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Year Ending December 31, 2019	$ 37,242
Year Ending December 31, 2020	40,996
Year Ending December 31, 2021	45,191
Year Ending December 31, 2022	46,248
Year Ending December 31, 2023	47,411
Over 2023	466,632
Total minimum lease payments	683,720
Less: amounts representing interest	(395,687)
Present value of minimum lease payments	288,033
Capital Lease Obligations, Current and Noncurrent
Current portion	(34,659)	$ (33,387)
Non-current portion	253,374	$ 265,896
Present value of minimum lease payments	$ 288,033